Taxation - Schedule of Deferred Tax Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 1,841,192	$ 288,923	¥ 1,454,702
Accrued expenses	235,737	36,992	56,111
Depreciation	7,082	1,111	4,990
Allowance for doubtful accounts	53,436	8,385	3,156
Government grant	4,266	669	6,175
Operating lease liabilities	63,781	10,009	56,706
Accrued interest	170,337	26,730	66,609
Others	2,737	430	0
Less: valuation allowance	(1,881,873)	(295,307)	(1,401,416)
Deferred tax assets, net	496,695	77,942	247,033
Deferred tax liabilities:
Operating lease right-of-use assets	57,300	8,992	54,658
One-time deduction for fixed asset purchases	337,564	52,970	191,107
Long-lived assets arising from business acquisitions	277,267	43,509	29
Others	22,655	3,555	1,268
Deferred Tax Liabilities, Gross	¥ 694,786	$ 109,026	¥ 247,062